Related Party Transactions (Narrative) (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended	12 Months Ended
	Nov. 30, 2015	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	May 21, 2018
Related Party Transaction [Line Items]
Common shares agreed to be purchased (in shares)	5,000,000
Common shares, no par value	$ 0
Related party expenses incurred				$ 0.8
Investment in equity method investees		$ 53.4	$ 20.6	16.8
Director
Related Party Transaction [Line Items]
Related party, ownership percentage of entity		100.00%
Related party transaction, amounts paid		$ 0.1	0.0
Equity Method Investees
Related Party Transaction [Line Items]
Related party expenses incurred		22.0	10.5	12.3
Atom Tickets | Equity Method Investees
Related Party Transaction [Line Items]
Investment in equity method investees		$ 10.0	$ 0.0	7.9
Class A Voting Common Shares
Related Party Transaction [Line Items]
Common shares, no par value		$ 0	$ 0
Class A Voting Common Shares | Subsequent Event | Chairman of the Board of Directors
Related Party Transaction [Line Items]
Percentage of common stock outstanding held by Mark H. Rachesky					18.50%
Class B Non-Voting Common Shares
Related Party Transaction [Line Items]
Common shares, no par value		$ 0	$ 0
Class B Non-Voting Common Shares | Subsequent Event | Chairman of the Board of Directors
Related Party Transaction [Line Items]
Percentage of common stock outstanding held by Mark H. Rachesky					11.70%
Voting Agreement | Chairman of the Board of Directors
Related Party Transaction [Line Items]
Maximum out-of-pocket expenses reimbursable			$ 1.6
Related party expenses incurred			0.5
Voting Agreement | Director
Related Party Transaction [Line Items]
Maximum out-of-pocket expenses reimbursable			1.6
Related party expenses incurred			1.5
Other | Director
Related Party Transaction [Line Items]
Related party expenses incurred		$ 5.6	$ 1.0
Maximum | Director
Related Party Transaction [Line Items]
Related party transaction, amounts paid				$ 0.1